Other non-current liabilities	12 Months Ended
Oct. 31, 2019
Other non-current liabilities [Abstract]
Other non-current liabilities
26 Other non-current liabilities

	October 31, 2019	October 31, 2018
	$m	$m
Accruals	50.4	58.0
	50.4	58.0

Accruals includes employee benefit liability $33.3m (October 31, 2018: $31.0m) that relates to employee obligations in certain countries, a deferred gain on real estate $8.1m (October 31, 2018: $14.0m) relating to free-rent incentives or tenant improvement allowances given by landlords and an IT contractual liability $6.6m (October 31, 2018: $11.3m).